LOANS - Summary of loans (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		$ (2,175)	$ (2,380)
Loans, net		224,046	230,126
Loans receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		226,097	233,459
Unadvanced construction loans		(680)	(1,658)
Total loans after unadvanced construction loans	[1]	225,417	231,801
Net deferred loan costs		804	705
Allowance for loan losses		(2,175)	(2,380)
Loans, net		224,046	230,126
Loans receivables | Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	[2]	178,989	184,380
Total loans after unadvanced construction loans		178,989	184,380
Loans receivables | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		41,762	43,887
Total loans after unadvanced construction loans		41,637	43,315
Loans receivables | Residential Construction Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		1,318	2,661
Total loans after unadvanced construction loans		763	1,575
Loans receivables | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		3,327	1,904
Total loans after unadvanced construction loans		3,327	1,904
Loans receivables | Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		701	627
Total loans after unadvanced construction loans		$ 701	$ 627

[1]	Does not include deferred fees or costs.
[2]	Residential real estate loans include one-to-four family mortgage loans, second mortgage loans, and home equity lines of credit.